EXECUTIVE INVESTORS TRUST
95 Wall Street
New York, New York 10005
(212) 858-8126


                                                        May 3, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

                  Re:  Executive Investors Trust
                       File Nos. 33-10648 and 811-4927
                       -------------------------------

Gentlemen:

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), Executive Investors Trust (the "Fund") hereby certifies:

         (1) The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 23 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

         (2)  The  text  of   Post-Effective   Amendment   No.   23  was   filed
electronically with the Commission.

                                                Very truly yours,

                                                EXECUTIVE INVESTORS TRUST

                                                By: /s/ C. Durso
                                                -------------------------
                                                C. Durso, Vice President